Unaudited Pro Forma Financial Information (Tables)	12 Months Ended
Sep. 30, 2024
Unaudited Pro Forma Financial Information [Abstract]
Schedule of Proforma Consolidated Balance Sheet	The following unaudited pro forma financial information is based upon the subsequent transactions disclosed in Note 14 There were no effects on the Company’s revenue and comprehensive income for the year ended September 30, 2024.
	September 30, 2024
	(Unaudited)
	Consolidated Balance Sheet	Proforma Adjustments	Notes	Proforma Balance Sheet
Cash	$443,322	$4,882,500	(a)(c)	$5,325,822
Current assets	14,871,931	-		14,871,931
Total current assets	15,315,253	4,882,500		20,197,753

Property, plant and equipment, net	26,568	-		26,568
Right-of-use assets, net	123,446	-		123,446
Other	854,684	(854,684)	(b)	-
Total Assets	$16,319,951	$4,027,816		$20,347,767

Current liabilities	$2,840,810	$-		$2,840,810
Non-current liabilities	18,925	-		18,925
Total Liabilities	2,859,735	-		2,859,735

Ordinary shares: USD $0.001 par value per share, 500,000,000 authorized; 20,000,000 shares issued and outstanding	20,000	1,438	(a)	21,438
Additional paid-in capital	-	4,026,379	(b)(c)	4,026,379
Accumulated other comprehensive loss	(15,584)	-		(15,584)
Retained earnings	13,455,800	-		13,455,800
Total shareholders’ equity	13,460,216	4,027,816		17,488,032
Total Liabilities and Shareholders’ Equity	$16,319,951	$4,027,816		$20,347,767
(a)	Additional shares issued $5,750,000.
(b)	Deferred offering costs deducted from the proceeds of an offering.
(c)	Underwriting Discount and Expenses $867,500.

Schedule of Notes to Proforma Consolidated Statements of Operations
	Year Ended September 30, 2023
	As Reported	Pro Forma Adjustment	Pro Forma
Net Income(d)	$4,282,368	$-	$4,282,368
Weighted average number of ordinary shares used in computing net income per share basic and diluted(a)	20,000,000	1,437,500	21,437,500
Net income per share attributable to ordinary shareholders basic and diluted	0.21	-	0.20
(a)	Additional shares issued.
(d)	There are no effects on total revenue and net income.